H3 Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
Summary of Adjustments to Reconcile Net Income to Cash

Adjustments to reconcile net income to cash
	2022	2021	2020
Property, plant and equipment
Depreciations	4,114	3,674	3,602
Impairment losses	274	198	512
Total	4,388	3,872	4,114

Right-of-use assets
Depreciations	2,451	2,277	2,387
Impairment losses	66	—	47
Total	2,517	2,277	2,434

Intangible assets
Amortizations
Capitalized development expenses	1,586	1,343	906
Customer relationships, IPRs and other intangible assets	1,991	1,164	1,083
Total amortizations	3,577	2,507	1,989
Impairments
Customer relationships, IPRs and other intangible assets	61	201	137
Goodwill	—	112	—
Total impairments	61	313	137
Total	3,638	2,820	2,126
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	10,543	8,969	8,674
Taxes	5,383	6,576	10,436
Dividends from joint ventures/associated companies 1)	58	90	43
Undistributed earnings in joint ventures/associated companies 1)	(3)	270	331
Gains/losses on investments and sale of operations, intangible assets and PP&E, net 2)	(287)	(971)	77
Other non-cash items 3)	1,944	2,209	370
Total adjustments to reconcile net income to cash	17,638	17,143	19,931

1)	See note E3 “Associated companies.”
2)	Includes revaluation gains and losses on investments, see note B4 “Other operating income and expenses.”
3)	Relates mainly to unrealized foreign exchange, gains/losses on financial instruments.

Summary of Acquisitions/Divestments of Subsidiaries and Other Operations

Acquisitions/divestments of subsidiaries and other operations
	Acquisitions	Divestments
2022
Cash flow from business combinations 1)	(51,734)	20
Acquisitions/divestments of other investments	(261)	287
Total	(51,995)	307
2021
Cash flow from business combinations 1)	(256)	273
Acquisitions/divestments of other investments	(133)	175
Total	(389)	448
2020
Cash flow from business combinations 1)	(9,534)	4
Acquisitions/divestments of other investments	(123)	55
Total	(9,657)	59

1)	See also note E2 “Business combinations.”